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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RNK Capital LLC
                  527 Madison Avenue, 7th Floor
                  New York, NY 10022

Form 13F File Number:      028-13204

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric Salzman
Title:            CFO
Phone:            212-419-3964

Signature, Place, and Date of Signing:

/s/ Eric Salzman                    New York, NY                   May 7, 2009
----------------------          --------------------             --------------
       [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     15
                                                            ------------------

Form 13F Information Table Value Total:                                $23,493
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         -----------                ---------------------------

         NONE



                                                               RNK Capital LLC
                                                         Form 13F Information Table
                                                        Quarter ended March 31, 2009


                                                                                      Investment Discretion         Voting Authority

                                                    Fair Market
                                                       Value    Shares or
                             Title of        Cusip     (in      Principal  SH/ Put/      Shared  Shared Other
Issuer                        Class          Number thousands)    Amount   PRN Call Sole Defined Other  Managers    Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS CO INC NEW    COM          030420103  $620        32,200  SH       Sole                           32,200
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP                 COM          34354P105  $2,778      49,500  SH       Sole                           49,500
------------------------------------------------------------------------------------------------------------------------------------
GENERAL CABLE CORP DEL NEW     COM          369300108  $842        42,500  SH       Sole                           42,500
------------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES DREDGE & DOCK
CORP                           COM          390607109  $1,822     605,200  SH       Sole                          605,200
------------------------------------------------------------------------------------------------------------------------------------
ITT CORP NEW                   COM          450911102  $1,058      27,500  SH       Sole                           27,500
------------------------------------------------------------------------------------------------------------------------------------
ITRON INC                      COM          465741106  $4,262      90,000  SH       Sole                           90,000
------------------------------------------------------------------------------------------------------------------------------------
ITRON INC                      NOTE 2.500%  465741AJ5  $1,953   2,000,000  PRN      Sole                        2,000,000
------------------------------------------------------------------------------------------------------------------------------------
KBR INC                        COM          48242W106  $691        50,000  SH       Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------
LINDSAY CORP                   COM          535555106  $1,080      40,000  SH  CALL Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------
MUELLER WTR PRODS INC          COM SER A    624758108  $528       160,000  SH  CALL Sole                          160,000
------------------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING COMPANY          COM          62985Q101  $1,381     105,700  SH       Sole                          105,700
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                        UNIT SER 1   78462F103  $1,590      20,000  SH       Sole                           20,000
------------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC                 COM          820280105  $1,371      50,000  SH       Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST WTR CO               COM          845331107  $2,709     630,000  SH       Sole                          630,000
------------------------------------------------------------------------------------------------------------------------------------
URS CORP NEW                   COM          903236107  $808        20,000  SH       Sole                           20,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                $23,493
(in thousands)
